Interest-bearing Financial Liabilities - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.41%	1.41%
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.885%	2.885%
Term Loans [Member] | Bottom of range [member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.79%	0.79%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.90%	3.90%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Bangko Sentralng Pilipinas Overnight Rate [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.60%	0.50%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | PDST-R2 [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.50%
Term Loans [Member] | Top of range [member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.45%	1.60%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	6.7339%	6.7339%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Bangko Sentralng Pilipinas Overnight Rate [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.00%	1.00%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | PDST-R2 [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.60%
Philippine Peso Debts [Member] | Bottom of range [member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.3938%	5.3938%
Philippine Peso Debts [Member] | Bottom of range [member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.225%	5.225%
Philippine Peso Debts [Member] | Top of range [member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.9058%	5.9058%
Philippine Peso Debts [Member] | Top of range [member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.2813%	5.2813%